PRO FORMA FINANCIAL INFORMATION (UNAUDITED) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Revenues	$ 3,091,194	$ 1,931,992
Depreciation and amortization	1,544,205	965,137
Net income	$ 425,865	$ 264,998